Commitments and Contingencies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) tbtu item	Dec. 31, 2016 tbtu
Commitments and Contingencies [Line Items]
Amount of Restricted Net Assets for Consolidated Subsidiaries	$ 2,100
Loss Contingency, Pending Claims, Number | item	0
SPL [Member]
Commitments and Contingencies [Line Items]
Energy Units Secured Through Natural Gas Supply Contracts | tbtu	2,214	1,994
EPC Contract, Train 5 [Member] | SPL [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 3,100
EPC Contract, Train 5 [Member] | SPL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	$ 30
Natural Gas Supply Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	1 year
Natural Gas Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	6 years
Transportation Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	1 year
Transportation Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years
Storage Service Agreement [Member] | SPL [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	3 years
Storage Service Agreement [Member] | SPL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	10 years